Offerings - Offering: 1	Oct. 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Maximum Aggregate Offering Price	$ 260,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 22.62
Offering Note	Calculated in accordance with Rule 457 (r) of the Securities Act of 1933, as amended